Performance Management - Easterly RocMuni High Income Municipal Bond Fund	Mar. 09, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The Fund has adopted the performance of the Principal Street High Income Municipal Fund, a series of Managed Portfolio Series (the “Predecessor Fund”) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on October 4, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations.

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class I shares from year-to-year and by showing how the average annual returns for 1 year, 5 years, and since inception of the Predecessor Fund compare with those of a broad-based securities market index and an additional index with characteristics relevant to the Fund. The past performance of the Fund and Predecessor Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The returns shown for the periods ending on or prior to October 4, 2024 are those of the A Class, Investor Class, and Institutional Class shares of the Predecessor Fund. A Class, Investor Class, and Institutional Class shares of the Predecessor Fund were reorganized into Class A, Investor Class, and Class I shares of the Fund, respectively, after the close of business on October 4, 2024. Class A, Investor Class, and Class I shares’ returns of the Fund will be different from the returns of the Predecessor Fund as they have different expenses. Performance for Class A Shares has been restated to reflect the Fund’s applicable sales charge.

You may obtain the Fund’s updated performance information by calling toll free (833) 999-2636 or by visiting https://funds.easterlyam.com/.

Performance Past Does Not Indicate Future [Text]	The past performance of the Fund and Predecessor Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Class I shares from year-to-year and by showing how the average annual returns for 1 year, 5 years, and since inception of the Predecessor Fund compare with those of a broad-based securities market index and an additional index with characteristics relevant to the Fund.
Bar Chart [Heading]	CLASS I ANNUAL TOTAL RETURNS – CALENDAR YEARS
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	December 31, 2023	6.38%
Worst Quarter:	June 30, 2025	-55.93%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	6.38%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(55.93%)
Lowest Quarterly Return, Date	Jun. 30, 2025
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods.
Performance [Table]
	1 Year	5 Year	Life of Class
Class I Shares(1)
Return Before Taxes	-67.70%	-20.92%	-11.77%
Return After Taxes on Distributions	-67.94%	-21.55%	-12.33%
Return After Taxes on Distributions and Sale of Fund Shares	-39.83%	-12.43%	-5.89%
Class A Shares(2)
Return Before Taxes	-68.47%	None	-26.95%
Investor Class Shares(3)
Return Before Taxes	-67.82%	-21.31%	-17.19%
Bloomberg Municipal Bond Index(reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	*
Bloomberg High Yield Municipal Bond Index(reflects no deduction for fees, expenses or taxes)	2.46%	2.18%	**

*	Bloomberg Municipal Bond Index performance for life of Class I, Class A and Investor Class shares is 2.18%, 1.59%, and 2.99%, respectively.

**	Bloomberg High Yield Municipal Bond Index performance for life of Class I, Class A and Investor Class shares is 3.91%, 1.79%, and 5.74%, respectively.

(1)	The I Class of the Predecessor Fund commenced operations on September 15, 2017.

(2)	The A Class of the Predecessor Fund commenced operations on February 16, 2022.

(3)	The Investor Class of the Predecessor Fund commenced operations on March 23, 2020.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods. After-tax returns are shown for Class I shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	https://funds.easterlyam.com/
Performance Availability Phone [Text]	(833) 999-2636